UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                             811-02363
                                                      --------------------------

                       Cornerstone Total Return Fund, Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

    383 Madison Avenue, New York, NY                             10179
--------------------------------------------------------------------------------
(Address of principal executive offices)                      (Zip code)

                               Vincent L. Pereira

  Cornerstone Total Return Fund, Inc., 383 Madison Avenue, New York, NY 10179
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:         (212) 272-3550
                                                      --------------------------

Date of fiscal year end:      December 31, 2005
                              -----------------

Date of reporting period:     January 1, 2005 through March 31, 2005
                              --------------------------------------

ITEM 1: SCHEDULE OF INVESTMENTS

================================================================================
CORNERSTONE TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED)
================================================================================

                                                        NO. OF       MARKET
DESCRIPTION                                             SHARES        VALUE
--------------------------------------------------------------------------------
EQUITY SECURITIES - 99.63%
  UNITED STATES - 98.26%
    CLOSED-END DOMESTIC FUNDS - 7.26%
      Adams Express Co.                                 38,800    $    499,356
      Boulder Total Return Fund, Inc.                   21,100         368,195
      Dreman/Claymore Dividend & Income Fund            12,500         234,250
      General American Investors Co., Inc.               2,500          77,175
      Salomon Brothers Fund, Inc. (The)                 13,300         168,245
      Tri-Continental Corp.                            109,000       1,940,200
      Zweig Fund, Inc.                                 165,900         909,132
                                                                  ------------
                                                                     4,196,553
                                                                  ------------

    CONSUMER DISCRETIONARY - 11.92%
      Bed Bath & Beyond Inc. +                           2,500          91,350
      Best Buy Co., Inc.                                 2,500         135,025
      Carnival Corp.                                     5,300         274,593
      Clear Channel Communications, Inc.                 2,700          93,069
      Comcast Corp., Class A +                           8,508         287,400
      Comcast Corp., Special Class A +                   4,500         150,300
      Costco Wholesale Corp.                             2,600         114,868
      Dana Corp.                                         2,500          31,975
      Delphi Corp.                                       5,100          22,848
      Eastman Kodak Co.                                  2,500          81,375
      Ford Motor Co.                                    15,200         172,216
      Fortune Brands, Inc.                               2,500         201,575
      Gap, Inc. (The)                                    6,900         150,696
      General Motors Corp.                               2,500          73,475
      Harley-Davidson, Inc                               2,500         144,400
      Harrah's Entertainment, Inc.                       2,500         161,450
      Hilton Hotels Corp.                                2,500          55,875
      Home Depot, Inc. (The)                            14,800         565,952
      J.C. Penney Co., Inc.                              2,500         129,800
      Kohl's Corp. +                                     2,500         129,075
      Limited Brands, Inc.                               2,000          48,600
      Lowe's Companies, Inc.                             3,700         211,233
      Mattel, Inc.                                       4,500          96,075
      McDonald's Corp.                                   8,100         252,234
      McGraw-Hill Companies, Inc. (The)                  2,500         218,125
      Monsanto Co.                                       1,773         114,359
      Office Depot, Inc. +                               2,500          55,450
      Omnicom Group Inc.                                 1,500         132,780
      Reebok International Ltd.                          2,500         110,750
      Rockwell Automation, Inc.                          2,500         141,600
      Staples, Inc.                                      2,100          66,003
      Starbucks Corp. +                                  2,500         129,150
      Target Corp.                                       4,600         230,092
      Time Warner Inc. +                                25,500         447,525
      TJX Companies, Inc. (The)                          4,000          98,520
      Tribune Co.                                        2,500          99,675
      Univision Communications Inc., Class A +           2,500          69,225
      Viacom Inc., non-voting Class B                    9,000         313,470
      Wal-Mart Stores, Inc.                             13,000         651,430
      Walt Disney Co. (The)                             11,700         336,141
                                                                  ------------
                                                                     6,889,754
                                                                  ------------

    CONSUMER STAPLES - 8.15%
      Albertson's, Inc.                                  2,500          51,625
      Altria Group, Inc.                                10,700         699,673
      Anheuser-Busch Companies, Inc.                     3,700         175,343

      Archer-Daniels-Midland Co.                         5,650         138,877
      Avon Products, Inc.                                2,500         107,350
      Campbell Soup Co.                                  3,200          92,864
      Coca-Cola Co. (The)                               13,500         562,545
      Coca-Cola Enterprises Inc.                         2,500          51,300
      ConAgra Foods, Inc.                                2,500          67,550
      General Mills, Inc.                                2,500         122,875
      Gillette Co. (The)                                 5,100         257,448
      H.J. Heinz Co.                                     2,700          99,468
      Kimberly-Clark Corp.                               2,500         164,325
      Kroger Co. (The) +                                 6,600         105,798
      PepsiCo, Inc.                                     10,000         530,300
      Procter & Gamble Co. (The)                        15,000         795,000
      Safeway Inc.+                                      4,900          90,797
      Sara Lee Corp.                                     2,600          57,616
      Sysco Corp.                                        3,500         125,300
      Walgreen Co.                                       5,600         248,752
      Wm. Wrigley Jr. Co.                                2,500         163,925
                                                                  ------------
                                                                     4,708,731
                                                                  ------------

    ENERGY - 7.86%
      Anadarko Petroleum Corp.                           2,500         190,250
      Baker Hughes Inc.                                  2,500         111,225
      Burlington Resources, Inc.                         2,500         125,175
      CenterPoint Energy, Inc.                           5,700          68,571
      ChevronTexaco Corp.                               10,104         589,164
      ConocoPhillips                                     3,669         395,665
      Devon Energy Corp.                                 2,500         119,375
      Exxon Mobil Corp.                                 36,000       2,145,600
      Halliburton Co.                                    2,500         108,125
      Occidental Petroleum Corp.                         2,500         177,925
      Schlumberger Ltd.                                  5,100         359,448
      Unocal Corp.                                       2,500         154,225
                                                                  ------------
                                                                     4,544,748
                                                                  ------------

    FINANCIALS - 17.72%
      AFLAC Inc.                                         4,000         149,040
      Allstate Corp. (The)                               5,200         281,112
      American Express Co.                               6,100         313,357
      American International Group, Inc.                15,331         849,491
      AmSouth Bancorporation                             2,500          64,875
      Bank of America Corp.                             18,240         804,384
      Bank of New York Co., Inc. (The)                   5,900         171,395
      BB&T Corp.                                         2,000          78,160
      Capital One Financial Corp.                        1,000          74,770
      Charles Schwab Corp. (The)                         8,200          86,182
      Citigroup Inc.                                    32,600       1,465,044
      Countrywide Financial Corp.                        3,500         113,610
      Fannie Mae                                         5,700         310,365
      Fifth Third Bancorp                                2,500         107,450
      Fiserv, Inc. +                                     2,500          99,500
      Freddie Mac                                        3,300         208,560
      Goldman Sachs Group, Inc. (The)                    3,000         329,970
      Hartford Financial Services Group, Inc. (The)      1,600         109,696
      JPMorgan Chase & Co.                              12,700         439,420
      KeyCorp                                            2,500          81,125
      Lehman Brothers Holdings Inc.                      2,500         235,400
      M&T Bank Corp.                                     2,500         255,150
      Marsh & McLennan Companies, Inc.                   4,600         139,932
      MBNA Corp.                                         7,550         185,352
      Mellon Financial Corp.                             2,300          65,642
      Merrill Lynch & Co., Inc.                          1,100          62,260
      MetLife Inc.                                       6,000         234,600
      Moody's Corp.                                      1,000          80,860

      Morgan Stanley                                     6,200         354,950
      National City Corp.                                5,000         167,500
      Northern Trust Corp.                               1,100          47,784
      PNC Financial Services Group, Inc.                 1,400          72,072
      Progressive Corp. (The)                            2,500         229,400
      Providian Financial Corp.+                         2,500          42,900
      Prudential Financial, Inc.                         2,500         143,500
      SLM Corp.                                          2,500         124,600
      State Street Corp.                                 1,600          69,952
      St. Paul Travelers Companies, Inc. (The)           2,292          84,185
      SunTrust Banks, Inc.                               1,500         108,105
      U.S. Bancorp                                       9,700         279,554
      Wachovia Corp.                                     8,100         412,371
      Washington Mutual, Inc.                            4,250         167,875
      Wells Fargo & Co.                                  9,000         538,200
                                                                  ------------
                                                                    10,239,650
                                                                  ------------

    HEALTHCARE - 11.34%
      Aetna Inc.                                         2,000         149,900
      Amgen Inc.+                                        8,300         483,143
      Becton, Dickinson & Co.                            2,500         146,050
      Biogen Idec Inc. +                                 2,500          86,275
      Biomet, Inc.                                       2,500          90,750
      Boston Scientific Corp. +                          5,000         146,450
      Bristol-Myers Squibb Co.                           9,600         244,416
      Caremark Rx, Inc.+                                 2,500          99,450
      CIGNA Corp.                                          800          71,440
      Eli Lilly & Co.                                    4,100         213,610
      Forest Laboratories, Inc. +                        2,500          92,375
      Genzyme Corp. +                                    1,500          85,860
      Health Management Associates, Inc., Class A        2,500          65,450
      Johnson & Johnson                                 18,200       1,222,312
      King Pharmaceuticals, Inc. +                       2,500          20,775
      Laboratory Corp. of America Holdings +             2,500         120,500
      McKesson Corp.                                     2,500          94,375
      Medco Health Solutions, Inc. +                     1,531          75,892
      Medtronic, Inc.                                    7,100         361,745
      Merck & Co. Inc.                                   8,700         281,619
      Pfizer Inc.                                       42,460       1,115,424
      Schering-Plough Corp.                              8,400         152,460
      Stryker Corp.                                      2,000          89,220
      Tenet Healthcare Corp. +                           5,000          57,650
      UnitedHealth Group Inc.                            5,000         476,900
      Wyeth                                              7,500         316,350
      Zimmer Holdings, Inc. +                            2,500         194,525
                                                                  ------------
                                                                     6,554,916
                                                                  ------------

    INDUSTRIALS - 11.39%
      3M Co.                                             5,000         428,450
      Apollo Group, Inc., Class A +                      1,000          74,060
      Boeing Co. (The)                                   3,900         227,994
      Burlington Northern Santa Fe Corp.                 2,000         107,860
      Caterpillar Inc.                                   2,500         228,600
      Cendant Corp.                                      7,100         145,834
      CSX Corp.                                          2,500         104,125
      Danaher Corp.                                      2,500         133,525
      Deere & Co.                                        2,500         167,825
      Dover Corp.                                        1,000          37,790
      Emerson Electric Co.                               2,000         129,860
      FedEx Corp.                                        2,500         234,875
      General Dynamics Corp.                             2,500         267,625
      General Electric Co.                              58,000       2,091,480
      Honeywell International Inc.                       3,300         122,793
      Illinois Tool Works Inc.                           2,500         223,825
      Lockheed Martin Corp.                              2,500         152,650

      Masco Corp.                                        4,600         159,482
      Norfolk Southern Corp.                             2,500          92,625
      Paychex, Inc.                                      2,500          82,050
      Raytheon Co.                                       2,500          96,750
      Southwest Airlines Co.                             6,100          86,864
      Transocean Inc. +                                  2,500         128,650
      Tyco International Ltd.                           11,600         392,080
      United Parcel Service, Inc., Class B               4,000         290,960
      United Technologies Corp.                          2,200         223,652
      Waste Management, Inc.                             5,300         152,905
                                                                  ------------
                                                                     6,585,189
                                                                  ------------

    INFORMATION TECHNOLOGY - 14.48%
      Agere Systems Inc, Class A +                          75             107
      Agilent Technologies, Inc. +                       5,000         111,000
      Analog Devices, Inc.                               2,500          90,350
      Apple Computer, Inc. +                             5,000         208,350
      Applied Materials, Inc. +                         13,400         217,750
      Autodesk, Inc.                                     2,500          74,400
      Cisco Systems, Inc. +                             35,000         626,150
      Computer Associates International, Inc.            2,700          73,170
      Corning Inc. +                                     7,500          83,475
      Dell Inc.+                                        13,700         526,354
      eBay Inc. +                                        7,000         260,820
      Electronic Data Systems Corp.                      7,500         155,025
      EMC Corp. +                                        8,000          98,560
      First Data Corp.                                   4,325         170,016
      Freescale Semiconductor Inc., Class B+             1,777          30,653
      Hewlett-Packard Co.                               15,842         347,574
      Intel Corp.                                       38,500         894,355
      International Business Machines Corp.              8,200         749,316
      Maxim Integrated Products, Inc.                    2,500         102,175
      Micron Technology, Inc. +                          5,500          56,870
      Microsoft Corp.                                   56,800       1,372,856
      Motorola, Inc.                                    16,100         241,017
      Network Appliance, Inc. +                          2,500          69,150
      Oracle Corp. +                                    33,600         419,328
      PerkinElmer, Inc.                                  1,500          30,945
      QUALCOMM Inc.                                      9,300         340,845
      Siebel Systems, Inc. +                             5,000          45,650
      Solectron Corp. +                                  5,700          19,779
      Sun Microsystems, Inc. +                           8,600          34,744
      Symantec Corp. +                                   5,000         106,650
      Texas Instruments Inc.                            13,500         344,115
      Waters Corp. +                                     2,500          89,475
      Xerox Corp. +                                      6,000          90,900
      Yahoo! Inc. +                                      8,500         288,150
                                                                  ------------
                                                                     8,370,074
                                                                  ------------

    MATERIALS - 2.69%
      Air Products & Chemicals, Inc.                     2,500         158,225
      Alcoa Inc.                                         4,300         130,677
      Dow Chemical Co. (The)                             4,700         234,295
      E.I. du Pont de Nemours & Co.                      5,800         297,192
      International Paper Co.                            4,800         176,592
      Newmont Mining Corp.                               2,500         105,625
      Nucor Corp.                                        2,500         143,900
      Praxair, Inc.                                      2,500         119,650
      Rohm & Haas Co.                                    2,500         120,000
      Weyerhaeuser Co.                                   1,000          68,500
                                                                  ------------
                                                                     1,554,656
                                                                  ------------

    REAL ESTATE INVESTMENT TRUSTS - 0.26%
      Simon Property Group Inc.                          2,500         151,450
                                                                  ------------

    TELECOMMUNICATION SERVICES - 2.83%
      AT&T Corp.                                         5,260          98,625
      BellSouth Corp.                                   10,200         268,158
      Lucent Technologies Inc. +                        15,000          41,250
      SBC Communications Inc.                           25,600         606,464
      Sprint Corp.                                       4,100          93,275
      Verizon Communications Inc.                       14,900         528,950
                                                                  ------------
                                                                     1,636,722
                                                                  ------------

    UTILITIES - 2.36%
      American Electric Power Co., Inc.                  5,500         187,330
      Dominion Resources, Inc.                           2,000         148,860
      Duke Energy Corp.                                  6,600         184,866
      FirstEnergy Corp.                                  2,500         104,875
      Scottish Power plc, ADR                            4,000         124,800
      Sempra Energy                                      2,500          99,600
      Southern Co. (The)                                 2,500          79,575
      TXU Corp.                                          3,700         294,631
      Williams Companies, Inc. (The)                     2,500          47,025
      Xcel Energy, Inc.                                  5,500          94,490
                                                                  ------------
                                                                     1,366,052
                                                                  ------------

    TOTAL UNITED STATES
      (cost $58,743,190)                                            56,798,495
                                                                  ------------

  CZECH REPUBLIC - 1.37%
    CONSUMER DISCRETIONARY - 1.37%
      Bonton AS +#                                      68,590          19,944
      Bonton Book AS +#                                 68,590         130,066
      Bonton Discs AS +#                                68,590             199
      Bonton Film Entertainment AS +#                   68,590         433,552
      Bonton Music AS +#                                68,590         130,066
      Bonton Pictures AS +#                             68,590          78,039
                                                                  ------------

    TOTAL CZECH REPUBLIC
      (cost $894,867)                                                  791,866
                                                                  ------------

  TOTAL EQUITY SECURITIES
    (cost $59,638,057)                                              57,590,361
                                                                  ------------

                                                      PRINCIPAL
                                                        AMOUNT
                                                       (000'S)
                                                      ---------
SHORT-TERM INVESTMENTS - 4.94.%
  REPURCHASE AGREEMENTS - 4.94%
    Bear, Stearns & Co. Inc.
      (Agreement dated 03/31/05 to be repurchased
      at $326,094), 2.63%, 04/01/05,
      collateralized by $335,590 in U.S.
      Treasury Bonds                                   $   343    $    326,070
                                                                  ------------

    Bear, Stearns & Co. Inc.
      (Agreement dated 03/31/05 to be repurchased
      at $1,660,433), 2.88%*, 04/01/05,
      collateralized by $1,709,207 in U.S.
      Treasury Bonds**                                   1,660       1,660,300
                                                                  ------------

    Bear, Stearns & Co. Inc.
      (Agreement dated 03/31/05 to be repurchased
      at $872,958), 1.44%*, 04/01/05,
      collateralized by $899,842 in U.S.
      Treasury Bonds**                                     873         872,923
                                                                  ------------

  TOTAL SHORT-TERM INVESTMENTS
    (cost - $2,859,293)                                              2,859,293
                                                                  ------------

TOTAL INVESTMENTS - 104.57%
    (cost - $62,497,350)                                            60,449,654
                                                                  ------------

LIABILITIES IN EXCESS OF OTHER ASSETS - (4.57)%                     (2,643,794)
                                                                  ------------

NET ASSETS - 100.00%                                              $ 57,805,860
                                                                  ============

----------
+     Non-income producing security.
# Securities are fair valued in accordance with procedures established by the Board of Directors.
*     Stated interest rate, before rebate earned by borrower of securities on loan.
** Represents investment purchased with cash collateral received for securities on loan.
ADR   American Depositary Receipts.

At March 31, 2005, the Fund held 1.37% of its net assets in securities valued in good faith by the Board of Directors with an aggregate cost of $894,867 and a fair value of $791,866.

Federal Income Tax Cost - At March 31, 2005, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized depreciation from investments were $62,548,979, $7,027,943, $(9,127,268) and $(2,099,325), respectively.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the Fund's annual report previously filed with the Securities and Exchange Commission on the Form N-CSR.

Other information regarding the Fund is available in the Fund's most recent annual report. This information is also available to registered shareholders by calling (800) 937-5449. For general inquiries, please call (212) 272-3550. This information is also available on the website of the Securities and Exchange Commission - http://www.sec.gov.

ITEM 2: CONTROLS AND PROCEDURES

      (a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3: EXHIBITS

1. The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

      Cornerstone Total Return Fund, Inc.


      /s/ Ralph. W. Bradshaw
      ---------------------------------
      Name:  Ralph W. Bradshaw
      Title: Principal Executive Officer
      Date:  May 20, 2005


      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


      /s/ Ralph. W. Bradshaw
      --------------------------------
      Name:  Ralph W. Bradshaw
      Title: Principal Executive Officer
      Date:  May 20, 2005


      /s/ Vincent L. Pereira
      --------------------------------
      Name:  Vincent L. Pereira
      Title: Principal Financial Officer
      Date:  May 20, 2005